Leases (Tables)	7 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of maturity of operating lease liabilities
The following table presents the maturity of our operating lease liabilities as of December 31, 2021:

December 31, 2021
(In thousands)
Future lease payments by year:
2022	$1,090
2023	961
2024	835
2025	530
2026	551
Thereafter	5,110

Total	9,077
Less: present value discount	(1,900)

Present value of lease liabilities	$7,177

Weighted-average remaining lease term (in years):
Operating leases	11.49
Weighted-average discount rate:
Operating leases	3.9%